Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Fixed assets
	December 31, 2015	December 31, 2014
	$	$
Computer equipment	26,903	19,673
Office furniture and fixtures	16,080	14,417
Agricultural machinery	44,879	—
Lab equipment	1,109	—
Storage	1,102	—
	90,073	34,090
Less: accumulated amortization	(35,671)	(30,559)
	54,402	3,531